NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 33,327	$ 33,614	$ 36,456	$ 27,981	$ 29,373	$ 29,979
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Equity	29,365		32,218
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	23,627	23,717	26,168	18,099	18,669	18,863
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	47	48	50	48	52	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,280	2,346	2,457	2,330	2,529	2,684
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	568	537	537	565	570	583
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 737	$ 737	$ 737	$ 738	$ 738	$ 592